Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.2%
Airbus S.E.*	12,593	$1,425,684
Teledyne Technologies, Inc.*	8,289	3,428,745
		4,854,429
Airlines — 0.3%
Southwest Airlines Co.*	21,800	1,331,108
Apparel — 0.8%
NIKE, Inc., Class B	24,668	3,278,131
Auto Manufacturers — 2.8%
Cummins, Inc.	6,700	1,736,037
Ferrari N.V.	15,411	3,225,214
Tesla, Inc.*	9,729	6,498,291
		11,459,542
Auto Parts & Equipment — 0.3%
Aptiv PLC*	7,687	1,060,037
Biotechnology — 1.3%
Argenx S.E., ADR*	2,678	737,494
Incyte Corp.*	14,591	1,185,811
Vertex Pharmaceuticals, Inc.*	14,895	3,200,787
		5,124,092
Chemicals — 0.3%
Linde PLC	4,963	1,390,335
Commercial Services — 4.5%
Affirm Holdings, Inc.*	1,692	119,658
Avalara, Inc.*	9,104	1,214,747
Cintas Corp.	7,633	2,605,219
Equifax, Inc.	1,837	332,736
Global Payments, Inc.	20,305	4,093,082
PayPal Holdings, Inc.*	18,584	4,512,939
S&P Global, Inc.	7,127	2,514,904
StoneCo Ltd., Class A*	15,213	931,340
TransUnion	18,277	1,644,930
		17,969,555
Computers — 4.9%
Apple, Inc.	160,816	19,643,674
Diversified Financial Services — 6.8%
Afterpay Ltd.*	23,094	1,780,416
Ant Group Co. Ltd.(1),*,#	189,827	1,531,904
Mastercard, Inc., Class A	29,815	10,615,631
Tradeweb Markets, Inc., Class A	9,831	727,494
Visa, Inc., Class A	54,120	11,458,827
XP, Inc., Class A*	37,237	1,402,718
		27,516,990
Electrical Components & Equipment — 0.3%
Generac Holdings, Inc.*	3,200	1,047,840
Entertainment — 0.4%
DraftKings, Inc., Class A*	25,230	1,547,356
	Number of Shares	Value†

Healthcare Products — 2.8%
Align Technology, Inc.*	1,118	$605,431
Avantor, Inc.*	39,796	1,151,298
Intuitive Surgical, Inc.*	6,645	4,910,256
Stryker Corp.	19,611	4,776,847
		11,443,832
Healthcare Services — 3.6%
Anthem, Inc.	8,217	2,949,492
HCA Healthcare, Inc.	16,740	3,152,812
Humana, Inc.	3,570	1,496,722
UnitedHealth Group, Inc.	18,915	7,037,704
		14,636,730
Insurance — 0.1%
Chubb Ltd.	2,650	418,621
Internet — 33.6%
Airbnb, Inc., Class B*,>	27,386	4,889,579
Alibaba Group Holding Ltd., ADR*	31,674	7,181,446
Alphabet, Inc., Class A*	6,798	14,021,011
Alphabet, Inc., Class C*	5,815	12,029,083
Amazon.com, Inc.*	12,897	39,907,443
Booking Holdings, Inc.*	1,238	2,884,342
Coupang, Inc.*	18,250	900,638
DoorDash, Inc., Class A*	7,060	925,778
DoorDash, Inc., Class A*,>	4,143	516,108
Facebook, Inc., Class A*	76,094	22,411,966
Farfetch Ltd., Class A*	35,616	1,888,360
IAC*	2,941	636,168
Kuaishou Technology*	4,500	156,288
Match Group, Inc.*	19,606	2,693,472
Netflix, Inc.*	15,520	8,096,163
Pinterest, Inc., Class A*	21,361	1,581,355
Shopify, Inc., Class A*	1,330	1,471,645
Snap, Inc., Class A*	133,885	7,000,847
Spotify Technology S.A.*	7,942	2,128,059
Tencent Holdings Ltd.	44,100	3,460,336
Wix.com Ltd.*	1,674	467,414
		135,247,501
Lodging — 1.4%
Las Vegas Sands Corp.*	35,385	2,149,993
Wynn Resorts Ltd.*	27,666	3,468,486
		5,618,479
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.	667	210,392
Office & Business Equipment — 0.3%
Zebra Technologies Corp., Class A*	2,104	1,020,819
Pharmaceuticals — 2.8%
AstraZeneca PLC, ADR	42,481	2,112,155
Cigna Corp.	20,045	4,845,678
Eli Lilly and Co.	22,930	4,283,783
		11,241,616

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 3.0%
Carvana Co.*	5,520	$1,448,448
Chipotle Mexican Grill, Inc.*	1,710	2,429,602
JD Health International, Inc.*	3,350	48,047
Lululemon Athletica, Inc.*	8,993	2,758,243
Ross Stores, Inc.	45,461	5,451,229
		12,135,569
Semiconductors — 3.4%
Advanced Micro Devices, Inc.*	37,937	2,978,054
ASML Holding N.V.	8,591	5,303,740
NVIDIA Corp.	4,297	2,294,297
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,202	2,980,893
		13,556,984
Software — 21.2%
Activision Blizzard, Inc.	14,663	1,363,659
Black Knight, Inc.*	23,600	1,746,164
Clarivate PLC*	21,652	571,396
Coupa Software, Inc.*	1,565	398,261
Datadog, Inc., Class A*	11,268	939,075
Fidelity National Information Services, Inc.	27,363	3,847,511
Fiserv, Inc.*	39,539	4,706,723
Intuit, Inc.	17,767	6,805,827
Microsoft Corp.	141,600	33,385,032
MSCI, Inc.	1,829	766,863
Paycom Software, Inc.*	2,462	911,088
Playtika Holding Corp.*	19,473	529,860
ROBLOX Corp., Class A*	4,698	304,571
Roper Technologies, Inc.	11,614	4,684,391
salesforce.com, Inc.*	27,011	5,722,821
Sea Ltd., ADR*	32,579	7,272,610
ServiceNow, Inc.*	8,589	4,295,445
Snowflake, Inc., Class A*	1,140	261,379
Splunk, Inc.*	24,048	3,258,023
Stripe, Inc., Class B(1),*,#	8,608	344,923
Workday, Inc., Class A*	4,571	1,135,574
Zoom Video Communications, Inc., Class A*	6,200	1,991,998
		85,243,194
Transportation — 1.2%
FedEx Corp.	12,944	3,676,614
Norfolk Southern Corp.	3,661	983,051
		4,659,665
TOTAL COMMON STOCKS (Cost $226,924,913)		391,656,491

PREFERRED STOCKS — 1.9%
Auto Manufacturers — 0.9%
Rivian Automotive, Series D, CONV(1),*,#	91,993	3,389,942
Waymo LLC, Series A-2, CONV(1),*,#	3,737	320,886
		3,710,828
	Number of Shares	Value†

Electronics — 0.2%
GM Cruise, Class F, CONV(1),*,#	27,200	$716,720
Internet — 0.3%
Aurora Innovation, Inc., Series B, CONV(1),*,#	27,730	545,082
Xiaoju Kuaizhi, Inc. (didi), CONV(1),*,#	11,920	525,434
		1,070,516
Real Estate — 0.0%
WeWork Companies, Inc., Series E, CONV*,#	7,802	87,693
Software — 0.5%
Magic Leap Inc., Series C, CONV(1),*,#	15,808	36,410
Magic Leap, Inc., Series D, CONV(1),*,#	10,934	29,522
Uipath, Inc., Series D-1, CONV(1),*,#	29,238	1,820,819
Uipath, Inc., Series D-2, CONV(1),*,#	4,911	305,836
		2,192,587
TOTAL PREFERRED STOCKS (Cost $3,752,681)		7,778,344

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%)	1,340,200	1,340,200
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.040%)	129,094	129,094
TOTAL SHORT-TERM INVESTMENTS (Cost $1,469,294)		1,469,294
TOTAL INVESTMENTS — 99.6% (Cost $232,146,888)		$400,904,129
Other Assets & Liabilities — 0.4%		1,447,934
TOTAL NET ASSETS — 100.0%		$402,352,063

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $9,655,171 which represented 2.4% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Growth Stock Fund
Investment	Date of Acquisition	Cost	Value
Ant Group Co. Ltd.	6/7/2018	$1,064,930	$1,531,904
Aurora Innovation, Inc., Series B	3/1/2019	256,234	545,082
GM Cruise, Class F	5/7/2019	496,400	716,720
Magic Leap Inc., Series C	1/20/2016	364,105	36,410
Magic Leap, Inc., Series D	10/12/2017	295,218	29,522
Rivian Automotive, Series D	12/23/2019	988,373	3,389,942
Stripe, Inc., Class B	12/17/2019	135,060	344,923
Uipath, Inc., Series D-1	4/26/2019	383,522	1,820,819
Uipath, Inc., Series D-2	4/26/2019	64,419	305,836
Waymo LLC, Series A-2	5/8/2020	320,885	320,886
WeWork Companies, Inc., Series E	6/23/2015	256,605	87,693
Xiaoju Kuaizhi, Inc. (didi)	10/19/2015	326,920	525,434
Total		$4,952,671	$9,655,171
>	Restricted Security. These investments are restricted due to a lock up provision which may limit their liquidity for 180 days after the effective date of registration under the Securities Act of 1933. At March 31, 2021, the aggregate value of restricted securities was $5,405,687 which represented 1.3% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Airbnb, Inc., Class B	4/16/2014	$750,980	$4,889,579
DoorDash, Inc., Class A	11/12/2019	157,183	516,108
Total		$908,163	$5,405,687
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 03/31/2021††
United States	87%
China	3
Singapore	2
Netherlands	2
United Kingdom	1
Canada	1
Italy	1
Other	3
Total	100%
††	% of total investments as of March 31, 2021.

Open forward foreign currency contracts held by Large Growth Stock Fund at March 31, 2021 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Hong Kong Dollar	BNY Mellon	4/7/2021	(302,940)	7.77394	$(38,967)	$(38,969)	$—	$(2)
	Total							$—	$(2)
3